Operating Lease (Tables)	12 Months Ended
Dec. 31, 2022
Operating Lease [Abstract]
Schedule of summary of leases by balance sheet location
Assets/Liabilities	December 31, 2022	December 31, 2021
Assets
Operating lease right-of-use assets	$522,278	$623,236

Liabilities
Operating lease liability - current	$165,506	$130,198
Operating lease liability - non-current	373,068	494,425
Total lease liabilities	$538,574	$624,623

Schedule of operating lease expenses
Lease Cost	Classification	December 31, 2022	December 31, 2021
Operating lease cost	General and administrative expenses	$195,887	$164,209

Schedule of maturities of operating lease liabilities
Maturity of Lease Liabilities	Operating Leases
12 months ending December 31,
2023	$202,677
2024	214,851
2025	187,909
Total lease payments	605,437
Less: interest	(66,863)
Present value of lease payments	$538,574

Schedule of future minimum lease payments
12 months ending December 31,
2023	$179,427
2024	175,627
2025	142,813
Total	$497,867

Schedule of lease term and discount rate
Lease Term and Discount Rate	December 31, 2022	December 31, 2021
Weighted-average remaining lease term (years)
Operating leases	2.83	3.83

Weighted-average discount rate (%)
Operating leases	8%	8%